STOCK BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Options Issued Under the Plan

A summary of the status of the options issued under the Plan as of September 30, 2014, and information with respect to the changes in options outstanding is as follows:

		OPTIONS OUTSTANDING
	SHARES AVAILABLE FOR GRANT	OUTSTANDING STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
Balance at January 1, 2014	1,758,612	2,767,222	0.63	9.2	$1,979,594

Authorized under the Plans	4,525,000	—	—
Granted under the Plans	(4,182,350)	4,182,350	4.03
Exercised	—	(2,686,352)	1.09
Surrendered/Cancelled	232,188	(232,188)	0.64

Balance at September 30, 2014	2,333,450	4,031,032	$3.86	9.2	$99,342,169

Exercisable at September 30, 2014		985,121R	$0.85	8.6	$27,241,978

A summary of the status of the options issued under the Plan as of December 31, 2013, and information with respect to the changes in options outstanding is as follows:

		OPTIONS OUTSTANDING
	SHARES AVAILABLE FOR GRANT	OUTSTANDING STOCK OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
Balance at January 1, 2013	480,834	427,500	0.35	8.8	$10,725

Authorized under the Plans	3,625,000	—	—
Granted under the Plans	(2,379,441)	2,379,441	0.68
Exercised	—	(7,500)	0.05
Surrendered/cancelled	32,219	(32,219)	0.40

Balance at December 31, 2013	1,758,612	2,767,222	$0.63	9.2	$1,979,594

Exercisable at December 31, 2013		289,133	$0.45	5.8	$259,197

Schedule of Black-Scholes Option Pricing Model

The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted during the nine months ended September 30, 2014 and 2013 included the following:

	NINE MONTHS ENDED SEPTEMBER 30,
	2014	2013
Risk-free interest rate	1.62 - 1.72%	0.83 - 1.45%
Expected volatility	74.5% - 80.0%	75.0 - 79.0%
Stock price	$1.35 - $25.50	$0.38 - $0.70
Expected life	6 years	6 years
Expected dividend yield	0.00	0.00

The material factors incorporated in the Black-Scholes model in estimating the fair value of the options granted during the years ended December 31, 2013 and 2012 included the following:

	2013	2012
Risk-free interest rate	0.83% to 1.42%	0.70% to 0.91%
Expected volatility	79% to 80%	72% to 88%
Expected life	6 years	6 years
Expected dividend yield	0%	0%

Summary of Stock-Based Compensation

Stock-based compensation for the three and nine months ended September 30, 2014 and 2013 is as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30, 2014		NINE MONTHS ENDED SEPTEMBER 30,
	2014	2013	2014	2013
General and administrative	$1,577	$1	$4,012	$4
Research and development	1,817	10	6,623	37

Total	$3,394	$11	$10,635	$41

Stock-based compensation for the years ended December 31, 2013 and 2012 is as follows:

	YEAR ENDED DECEMBER 31,
	2013	2012
General and administrative	$44,358	$5,105
Research and development	80,944	24,825

Total	$125,302	$29,930

Schedule of Stock Options Outstanding

The following table summarizes information about stock options outstanding as of September 30, 2014:

	OUTSTANDING			EXERCISABLE
EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE EXERCISE PRICE
$0.05	—	—	$—	—	$—
0.38	450,834	7.4	0.38	299,545	0.38
0.70	1,050,543	9.1	0.70	571,689	0.70
1.35	1,242,894	9.5	1.35	83,887	1.35
6.89	907,250	7.1	6.89	30,000	6.89
17.00	349,511	2.7	17.00	—	17.00
25.50	30,000	0.2	25.50	—	25.50

Total	4,031,032	9.2	$3.86	985,121	$0.85

The following table summarizes information about stock options outstanding as of December 31, 2013:

	OUTSTANDING			EXERCISABLE
EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE	WEIGHTED- AVERAGE EXERCISE PRICE	TOTAL SHARES	WEIGHTED- AVERAGE EXERCISE PRICE
$0.05	10,000	6.4	$0.05	7,500	$0.05
0.38	545,000	8.2	0.38	207,454	0.38
0.70	2,212,222	9.4	0.70	74,179	0.70

Total	2,767,222	9.2	$0.63	289,133	$0.45